SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF BUSINESS SEGMENT REPORTING

Information with respect to these reportable business segments for the three months ended March 31, 2025 and 2024 was as follows:

	For the Three Months Ended March 31,
	2025	2024
Revenues:
Safe-Pro USA	$140,600	$222,356
Airborne Response	4,204	85,297
Safe Pro AI	39,998	-
	184,802	307,653
Depreciation and amortization (a):
Safe-Pro USA	26,978	27,312
Airborne Response	29,099	32,998
Safe Pro AI	46,928	-
Other (b)	361	367
	103,366	60,677
Interest expense:
Safe-Pro USA	94	-
Airborne Response	201	2,142
Safe Pro AI	-	-
Other (b)	1,350	56,832
	1,645	58,974

Net (loss) income:
Safe-Pro USA	(65,689)	(63,477)
Airborne Response	(146,425)	(144,667)
Safe Pro AI	(146,931)	(85,937)
Other (b)	(3,605,972)	(849,779)
	$(3,965,017)	$(1,143,860)

(a)	Depreciation is recorded in Safe-Pro USA, Airborne Response and Safe Pro AI in cost of sales on the Company’s condensed consolidated unaudited statement of operations in cost of sales and has been described above, separately.
(b)	The Company does not allocate any general and administrative or financing expenses of its holding company activities to its reportable segments, because these activities are managed at the corporate level.

	March 31, 2025	December 31, 2024
Identifiable long-lived tangible assets, net by segment:
Safe-Pro USA	$30,446	$45,553
Airborne Response	173,339	197,291
Safe Pro AI	905,631	845,801
Other (a)	-	-
	$1,109,416	$1,088,645

Information with respect to these reportable business segments for the years ending December 31, 2024 and 2023 was as follows:

	For the Years Ended December 31,
	2024	2023
Revenues:
Safe-Pro USA	$873,274	$622,455
Airborne Response	1,280,863	295,265
Safe Pro AI	15,041	-
	2,169,178	917,720
Depreciation and amortization:
Safe-Pro USA	109,702	108,965
Airborne Response	155,359	128,821
Safe Pro AI	74,550	-
Other (a)	1,472	1,223
	341,083	239,009
Interest expense:
Safe-Pro USA	6,717	5,724
Airborne Response	983	-
Safe Pro AI	-	-
Other (a)	298,816	2,503
	306,516	8,227

Net (loss) income:
Safe-Pro USA	(366,564)	(453,318)
Airborne Response	(182,966)	(449,306)
Safe Pro AI	(375,332)	(373,665)
Other (a)	(6,503,599)	(5,056,370)
	$(7,428,461)	$(6,314,649)

(a)	The Company does not allocate any general and administrative or financing expenses of its holding company activities to its reportable segments, because these activities are managed at the corporate level.

	December 31, 2024	December 31, 2023
Identifiable long-lived tangible assets, net by segment:
Safe-Pro USA	$217,134	$265,402
Airborne Response	71,444	49,895
Safe Pro AI	22,143	-
Other (a)	4,160	5,631
	$314,881	$320,928